VIA EDGAR

April 15, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AQR Funds

    Securities Act File No. 333-153445

    Investment Company Act File No. 811-22235

    Rule 497(e) Filing

Ladies and Gentlemen:

On behalf of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund and AQR TM Emerging Multi-Style Fund (the “Funds”), each a series of the AQR Funds, I hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Funds’ Class I, Class N and Class R6 prospectuses as supplemented pursuant to Rule 497(e) of the Securities Act on April 1, 2016.

Should members of the Staff have any questions or comments concerning the filing, they should call the undersigned at 203-742-3600.

Very truly yours,

/s/ Nicole DonVito
Nicole DonVito
Chief Legal Officer and Vice President

Cc: Brendan R. Kalb, Esq.; Rose F. DiMartino, Esq.; Ryan P. Brizek, Esq.

AQR Capital Management, LLC  |  Two Greenwich Plaza  |  Greenwich, CT 06830  |  U.S.  |  p: +1.203.742.3600  |  f: +1.203.742.3100  |  w: aqr.com